Derivative Instruments - Summary of Notional Amounts (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Total notional amounts	$ 4,353,296
Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,132,127
Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	221,169
Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	2,452,146
Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,289,013
Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	163,133
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,468,342
Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,411,937
Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	56,405
Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	432,808
Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	431,177
Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,631
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	3,290,852
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,179,775
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	111,077
Interest rate derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	1,558,500
Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,474,266
Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	84,234
Interest rate derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,329,660
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,302,895
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	26,765
Interest rate derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	402,692
Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	402,614
Interest rate derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	78
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	810,098
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	810,087
Foreign exchange derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	714,488
Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	714,477
Foreign exchange derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	70,536
Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	70,536
Foreign exchange derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	25,074
Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	25,074
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,830
Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	48
Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	865
Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	917
Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	184,284
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	102,246
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	82,038
Equity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	139,930
Equity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	79,276
Equity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	60,654
Equity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	43,151
Equity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22,876
Equity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	20,275
Equity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,203
Equity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	94
Equity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,109
Precious metal derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	5,990
Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,899
Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,091
Precious metal derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	5,937
Precious metal derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,880
Precious metal derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,057
Precious metal derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	53
Precious metal derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19
Precious metal derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	34
Precious metal derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Precious metal derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Precious metal derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	60,242
Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	33,261
Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	26,952
Other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	33,243
Other commodity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	16,045
Other commodity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	17,177
Other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	24,077
Other commodity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	14,738
Other commodity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	9,331
Other commodity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	2,922
Other commodity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,478
Other commodity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	444
Held For Trading For Trading Purpose [Member]
Disclosure of financial assets [line items]
Total notional amounts	3,894,982	$ 3,141,541
Held For Trading For Trading Purpose [Member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,675,961	2,984,639
Held For Trading For Trading Purpose [Member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	219,021	156,902
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	2,914,837	2,359,655
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,805,908	2,280,943
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	108,929	78,712
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	729,668	597,831
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	729,657	597,830
Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,445	1,993
Held For Trading For Trading Purpose [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	182,800	127,961
Held For Trading For Trading Purpose [Member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	100,762	73,064
Held For Trading For Trading Purpose [Member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	82,038	54,897
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	5,990	6,083
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,899	3,154
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,091	2,929
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	60,242	48,018
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	33,261	27,628
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	26,952	20,363
Held for hedging and held for trading for economic hedges [member]
Disclosure of financial assets [line items]
Total notional amounts	458,314	422,889
Held for hedging and held for trading for economic hedges [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	456,166	421,853
Held for hedging and held for trading for economic hedges [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,148	1,036
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	376,015	353,700
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	373,867	352,664
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,148	1,036
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	80,430	67,666
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	80,430	67,666
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	385	377
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,484	1,143
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,484	1,143
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Held for hedging and held for trading for economic hedges [member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Held for hedging and held for trading for economic hedges [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Held for hedging and held for trading for economic hedges [member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	0	3
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0	3
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Forward contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	13,868
Forward contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	13,843
Forward contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	25
Forward contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	408,698
Forward contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	400,397
Forward contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	7,462
Forward contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	839
Forward contract [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,925	5,352
Forward contract [member] | Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	387,509	293,292
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	7,943	4,496
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	21,189	6,240
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	273,528
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	230,383
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	43,145
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Centrally cleared forward rate agreements [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	273,528	235,787
Centrally cleared forward rate agreements [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	294,697
Swap contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	49,556
Swap contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	171,052
Swap contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	74,089
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	358,282
Swap contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	273,924
Swap contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	60,250
Swap contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	24,108
Swap contract [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	242,620	243,136
Swap contract [member] | Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	299,073	258,668
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	52,077	77,429
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	59,209	61,385
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,573,636
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,166,780
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,079,707
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	327,149
Centrally cleared swap contracts [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,264,721	1,782,769
Centrally cleared swap contracts [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	308,915	263,629
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	11,788
Purchased options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	7,273
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	6,308
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	7,273
Purchased options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,688
Purchased options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Purchased options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	792
Purchased options [member] | Interest rate derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	20,564
Purchased options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19,096
Purchased options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,405
Purchased options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	63
Purchased options [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,697	7,813
Purchased options [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	7,273	3,850
Purchased options [member] | Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	20,562	22,861
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,091	5,038
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2	16
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	12,258
Written options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,500
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	7,396
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,500
Written options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,278
Written options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Written options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	584
Written options [member] | Interest rate derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22,543
Written options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	21,060
Written options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,419
Written options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	64
Written options [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,417	6,086
Written options [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,500	2,500
Written options [member] | Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22,513	23,009
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,841	2,072
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	30	25
Futures contract [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	101,304
Futures contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	74,461
Futures contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	26,765
Futures contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	78
Futures contract [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	11
Futures contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	11
Futures contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Futures contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Futures contract [member] | Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	99,156	72,362
Futures contract [member] | Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	11	1
Futures contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,148	1,036
Futures contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Total return swap contracts protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Total return swap contracts protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Total return swap contracts protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Total return swap contracts protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Total return swap contracts protection sold [member] | Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Total return swap contracts protection sold [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	759
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	372
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	365
Credit default swap contracts - protection purchased [member] | Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	634	376
Credit default swap contracts - protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	125	111
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	601
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	404
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	197
Centrally cleared credit default swap contracts protection purchased [member] | Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	443	1,016
Centrally cleared credit default swap contracts protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	158	155
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	259
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	26
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	76
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	157
Credit default swap contracts - protection sold [member] | Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	157	343
Credit default swap contracts - protection sold [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	102	111
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	211
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	13
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	198
Centrally cleared credit default swap contracts protection sold [member] | Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	211	258
Centrally cleared credit default swap contracts protection sold [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	0	0
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	29
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	21
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	8
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	0
Centrally cleared commodity derivatives [member] | Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	29	27
Centrally cleared commodity derivatives [member] | Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	$ 0	$ 0